Commitments and Contingencies (Tables)	6 Months Ended
Mar. 31, 2025
Disclosure of contingent liabilities [abstract]
Schedule of Aggregate Commitments

The aggregated commitments as of March 31, 2025 and September 30, 2024 are as follows:

	March 31, 2025	September 30, 2024
Purchase commitments	24,722	25,778
Lease payments*	5,884	13,598
Total	30,606	39,376

*Relates to leases not yet commenced to which the Company is committed via signed contracts.